Investment Strategy - Allspring Taxable Fixed Income Funds - ETF Class - Short-Term High Income Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets plus borrowings for investment purposes in below investment-grade corporate debt securities; and
•	up to 25% of the Fund’s total assets in U.S. dollar-denominated debt securities of foreign issuers.
We invest principally in below investment-grade debt securities (often called “high-yield” securities or “junk bonds”) of corporate issuers. These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by Standard & Poor’s or Ba through Caa by Moody’s, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality.  We may also use credit default swap agreements to reduce cash positions and to cost-effectively increase credit exposure, and futures to manage duration exposure. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be three years or less. “Dollar-Weighted Average Effective Maturity” is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund’s portfolio.
We start our investment process with a focus on bottom-up fundamental credit analysis to generate new ideas, to understand the potential risks, to select individual securities that may potentially add value from income and/or capital appreciation.  We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, we invest:at least 80% of the Fund’s net assets plus borrowings for investment purposes in below investment-grade corporate debt securities;